UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr. Christian Pittard
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	10/31/06

Date of reporting period:	7/31/06

Item 1 – Schedule of Investments

Portfolio of Investments (unaudited)

As of July 31, 2006

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - 121.1%
AUSTRALIA - 55.8%
		Airservices Australia,
AUD	2,500	6.50%, 11/15/06	NR	AAA	$1,915,845
		ANZ Banking Corporation,
AUD	10,000	6.75%, 3/22/07(a)	A1	A+	7,685,962
AUD	6,500	6.50%, 5/21/09(a)	A1	A+	4,970,537
AUD	7,500	6.00%, 8/17/10(a)	A1	A+	5,622,353
AUD	12,000	6.25%, 5/23/11(a)	A1	A+	8,966,551
		Australia Postal Corporation,
AUD	22,000	6.00%, 3/25/09	NR	AAA	16,700,744
		BHP Finance Limited,
AUD	12,000	6.25%, 8/15/08	A1	A+	9,145,240
		CFS Gandel Retail Trust,
AUD	3,000	6.25%, 12/22/14	NR	A	2,202,786
		Commonwealth of Australia,
AUD	40,000	8.75%, 8/15/08(b)	Aaa	AAA	32,243,071
AUD	158,000	7.50%, 9/15/09	Aaa	AAA	126,245,992
AUD	17,000	5.75%, 6/15/11	Aaa	AAA	12,933,715
AUD	73,000	6.50%, 5/15/13(b)	Aaa	AAA	57,926,915
AUD	25,000	6.25%, 4/15/15(b)	Aaa	AAA	19,684,820
AUD	41,650	6.00%, 2/15/17	Aaa	AAA	32,313,100
		Commonwealth Bank of Australia,
AUD	1,000	6.65%, 2/24/07(a)	Aa3	AA-	698,867
AUD	20,000	6.75%, 12/1/07	Aaa	AAA	15,421,734
AUD	35,200	6.25%, 9/1/09	Aaa	AAA	27,013,532
		FGL Finance Australia,
AUD	5,500	6.25%, 3/17/10	Baa2	BBB	4,131,510
		GE Capital Australia Funding Pty,
AUD	10,000	6.75%, 9/15/07	Aaa	AAA	7,687,073
AUD	9,500	5.75%, 2/11/10	Aaa	AAA	7,095,433
AUD	27,700	6.00%, 8/17/12	Aaa	AAA	20,587,623
AUD	6,500	6.00%, 5/15/13	Aaa	AAA	4,831,174
		General Property Trust Management,
AUD	4,000	6.50%, 8/22/13	NR	BBB+	2,992,584
		HBOS Treasury Services plc,
NZD	2,000	7.555%, 2/3/09(a)	NR	AA	1,232,248
		HSBC Bank,
AUD	8,000	6.77%, 2/27/09	NR	NR	5,851,476
		ING Office Finance,
AUD	4,500	6.25%, 8/19/08	NR	NR	3,444,976
		Macquarie Bank Limited,
AUD	1,500	6.50%, 9/15/09(a)	A3	A-	1,144,046
		Melbourne Airport,
AUD	4,500	6.75%, 6/15/08	Aaa	AAA	3,458,428
		National Australia Bank,
NZD	4,000	7.61%, 7/18/08(a)	Aa3	AA-	2,465,458
		National Wealth Management,
AUD	6,100	6.75%, 6/16/26(a)	NR	A-	4,588,053
		New South Wales Treasury Corp.,
AUD	50,000	8.00%, 3/1/08	Aaa	AAA	39,363,893
AUD	2,000	8.00%, 3/1/08	Aaa	AAA	1,574,639
AUD	26,000	7.00%, 12/1/10	Aaa	AAA	20,531,148
AUD	29,500	6.00%, 5/1/12	NR	AAA	22,366,126
		NRMA Insurance Ltd.,
AUD	13,000	6.35%, 11/27/07(a)	NR	AA-	9,930,724
		Publishing & Broadcasting Finance Limited,
AUD	9,700	6.15%, 7/4/15	NR	A-	7,086,292
		Queensland Treasury Corp.,
AUD	10,000	8.00%, 9/14/07	Aaa	AAA	7,823,597
AUD	10,000	5.50%, 5/14/10	NR	AAA	7,512,157
AUD	37,400	6.00%, 6/14/11	Aaa	AAA	28,570,646
AUD	50,000	6.00%, 8/14/13	Aaa	AAA	38,269,002
AUD	49,000	6.00%, 10/14/15	Aaa	AAA	37,419,138
AUD	17,000	6.00%, 6/14/21	Aaa	AAA	12,887,299
		Rabobank Nederland,
AUD	13,000	6.00%, 3/18/10	Aaa	AAA	9,814,528
		RWH Finance Pty Limited,
AUD	4,800	6.20%, 3/26/17	Aa2	NR	3,508,951
		Snowy Hydro Ltd.,
AUD	10,000	5.75%, 2/25/10	Aaa	AAA	7,452,279
		South Australian Financing Authority,
AUD	35,000	7.50%, 10/15/07	Aaa	AAA	27,238,189
		Southern Cross Airports Corp.,
AUD	15,500	6.02%, 10/11/07	Aaa	AAA	11,805,784
		SPI Australia Finance Pty Ltd.,
AUD	10,000	6.25%, 11/14/08	A1	A	7,586,581
		St. George Bank Limited,
AUD	5,000	6.00%, 9/25/07(a)	A2	A	3,805,754
USD	2,000	5.30%, 10/15/15(c)	A2	A	1,923,782
AUD	10,500	6.50%, 7/26/16(a)	A2	A	7,965,451

Aberdeen-Asia Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2006

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		Telstra Corporation,
AUD	21,500	7.25%, 11/15/12	A2	A	$16,767,947
AUD	2,000	8.75%, 1/15/20	NR	NR	1,753,604
		Treasury Corp. of Victoria,
AUD	20,500	10.25%, 11/15/06	Aaa	AAA	15,908,224
AUD	25,000	7.50%, 8/15/08	Aaa	AAA	19,654,992
		Walker Finance Property Limited,
AUD	2,600	6.230%, 12/30/11	NR	NR	1,994,515
		Wesfarmers Limited,
AUD	6,000	6.25%, 8/27/07	NR	A-	4,582,951
AUD	5,000	6.00%, 3/30/09	NR	A-	3,767,979
		Western Australia Treasury Corp.,
AUD	26,000	8.00%, 10/15/07	Aaa	AAA	20,347,311
AUD	40,000	7.50%, 10/15/09	Aaa	AAA	31,804,440
AUD	30,000	7.00%, 4/15/11	Aaa	AAA	23,744,914
AUD	11,500	8.00%, 6/15/13	Aaa	AAA	9,699,816
AUD	18,000	8.00%, 7/15/17	Aaa	AAA	15,721,823
		Westpac Banking Corporation,
AUD	15,000	6.00%, 11/16/10(a)	A1	A+	11,208,074

					942,594,396

CANADA - 0.4%
		Province of Manitoba,
NZD	1,500	6.375%, 9/1/15	Aa2	AA-	912,011
		Province of Ontario,
NZD	5,500	6.25%, 12/3/08	Aa2	AA	3,346,311
NZD	4,000	6.25%, 6/16/15	Aa2	AA	2,414,760
		Quebec Province,
NZD	1,500	6.75%, 11/9/15	Aa3	A+	920,385

					7,593,467

CHINA - 1.3%
		Hopson Development Holdings Ltd.,
USD	3,100	8.125%, 11/9/12(c)(d)	Ba2	BB+	2,956,625
		Panva Gas Holdings Ltd.,
USD	3,450	8.25%, 9/23/11(b)	Ba2	BB	3,390,629
		People’s Republic of China,
USD	10,000	9.00%, 1/15/96	A2	A	12,324,230
		Xinao Gas Holdings Limited,
USD	3,500	7.375%, 8/5/12(b)	Ba1	BB+	3,361,473

					22,032,957

FRANCE - 0.6%
		Dexia Municipal Agency,
AUD	13,000	6.00%, 10/15/07	Aaa	AAA	9,912,275

GERMANY - 1.9%
		DSL Bank AG,
AUD	15,000	6.25%, 11/15/06	Aaa	NR	11,487,551
		Helaba International Finance plc,
NZD	3,000	6.75%, 9/12/06	Aaa	AA	1,847,099
		Landwirtschaftliche Rentenbank,
AUD	25,000	6.00%, 9/15/09	Aaa	AAA	18,970,934

					32,305,584

HONG KONG - 4.2%
		CITIC Ka Wah Bank,
USD	6,950	9.125%, 5/31/12(a)	Baa3	NR	7,741,021
		Hutchison Whampoa Ltd.,
USD	5,500	5.45%, 11/24/10(c)	A3	A-	5,435,876
USD	6,000	7.00%, 2/16/11(c)	A3	A-	6,271,200
USD	18,700	6.50%, 2/13/13(c)	A3	A-	19,121,479
USD	9,400	6.25%, 1/24/14(c)	A3	A-	9,506,446
USD	6,300	7.45%, 11/24/33(c)	A3	A-	6,803,498
		Kowloon Canton Railway Corporation,
USD	14,300	8.00%, 3/15/10	Aa3	AA	15,419,390

					70,298,910

INDIA - 0.8%
		NTPC Ltd.,
USD	5,700	5.875%, 3/2/16	NR	BB+	5,360,473
		Reliance Industries Limited,
USD	7,250	10.25%, 1/15/97(c)	Baa2	BBB	8,569,935

					13,930,408

Aberdeen-Asia Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2006

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
INDONESIA - 3.2%
		Bank Danamon Indonesia,
USD	2,400	7.65%, 3/30/09(a)(c)	Ba3	B	$2,407,313
		Bank Mandiri Cayman,
USD	2,500	7.00%, 4/22/08(c)	Ba3	BB-	2,497,760
USD	1,600	10.625%, 8/2/07(a)(c)	Ba3	B	1,648,336
		Freeport-McMoran Copper & Gold, Inc.,
USD	5,250	10.125%, 2/1/07(d)	B1	B+	5,591,250
		Indosat Finance,
USD	8,700	7.75%, 11/5/08(c)(d)	Ba3	BB	8,786,214
		Medco Energi Internasional,
USD	5,825	8.75%, 5/22/10(c)	B2	B+	5,854,125
USD	650	8.75%, 5/22/10(c)	B2	B+	658,748
		MGTI Finance Company Ltd.,
USD	4,000	8.375%, 9/15/10(c)	Ba3	B+	4,082,012
		PT Adaro Finance B.V.,
USD	3,500	8.50%, 12/8/10(c)	Ba3	B+	3,508,673
		PT Bank Negara Indonesia,
USD	1,500	10.00%, 11/15/07(a)	Ba3	B-	1,551,868
		PT Bank Rakyat Indonesia,
USD	7,300	7.75%, 10/30/08(d)	Ba3	NR	7,367,080
		PT Holcim Indonesia Tbk.,
USD	2,869	3.66%, 8/13/10(a)(e)	NR	NR	2,725,964
		Republic of Indonesia,
USD	7,800	7.25%, 4/20/15(c)	B1	BB-	7,995,250

					54,674,593

JAPAN - 0.9%
		Mizuho Financial Group,
USD	1,600	5.79%, 4/15/14(c)	A2	A-	1,582,882
		Sumitomo Mitsui Banking,
USD	5,400	8.15%, 8/1/08(d)	A2	NR	5,608,337
		UFJ Finance Aruba AEC,
USD	5,000	8.75%, 11/13/08(d)	A2	NR	5,246,500
USD	3,200	6.75%, 7/15/13	A2	A-	3,370,026

					15,807,745

MALAYSIA - 6.3%
		Bumiputra Commerce Bank Berhad,
USD	5,500	5.125%, 10/16/08(a)	Baa1	BBB	5,392,875
		Hong Leong Bank Berhad,
USD	4,700	5.25%, 8/3/10(a)(b)	Baa2	BBB	4,527,000
		IOI Ventures,
USD	5,350	5.25%, 3/16/15(b)	A3	BBB+	5,031,135
		Malaysia Government,
MYR	7,000	6.812%, 11/29/06	A3	A+	1,935,962
MYR	54,000	4.305%, 2/27/09	A3	NR	14,825,883
USD	7,990	7.50%, 7/15/11	A3	A-	8,599,901
MYR	6,500	3.833%, 9/28/11	A3	A+	1,724,484
MYR	26,900	3.702%, 2/25/13	A3	A+	7,043,100
MYR	12,000	5.094%, 4/30/14	A3	NR	3,401,120
MYR	6,500	4.72%, 9/30/15	A3	NR	1,791,809
		Petroliam Nasional Berhad,
USD	6,800	7.00%, 5/22/12(c)	A1	A-	7,198,262
USD	10,500	7.75%, 8/15/15(c)	A1	A-	11,853,303
USD	4,000	7.875%, 5/22/22(c)	A1	A-	4,676,472
		Public Bank Berhad,
USD	4,800	5.00%, 6/20/12(a)	Baa1	BBB+	4,492,699
USD	3,200	5.625%, 9/22/09(a)(b)	Baa1	BBB+	3,168,186
		Telekom Malaysia,
USD	3,000	7.875%, 8/1/25(c)	A2	A-	3,467,460
		Tenaga Nasional Berhad,
USD	1,600	7.625%, 4/1/11(c)	Baa1	BBB	1,713,946
USD	14,000	7.50%, 1/15/96(c)	Baa1	BBB	13,944,000
		UMW Toyota Capital Sdn Bhd,
MYR	7,500	3.76%, 7/23/10	NR	NR	1,963,021

					106,750,618

NETHERLANDS - 0.8%
		ABN Amro Bank,
AUD	15,000	6.50%, 5/17/13(a)	A1	A+	11,391,365
		Nederlands Waterschapsbank,
NZD	2,500	6.50%, 10/17/08	Aaa	AAA	1,519,439

					12,910,804

NEW ZEALAND - 0.3%
		New Zealand Government,
NZD	4,000	7.00%, 7/15/09(b)	Aaa	AAA	2,502,078
NZD	4,500	6.00%, 4/15/15(b)	Aaa	AAA	2,799,437

					5,301,515

PHILIPPINES - 11.1%
		Bangko Sentral ng Pilipinas,
USD	4,000	8.60%, 6/15/27(b)	B1	BB-	4,260,000
		Globe Telecom,
USD	7,750	9.75%, 4/15/07(d)	Ba2	BB+	8,273,125
		Metropolitan Bank & Trust Company,
USD	2,400	8.50%, 11/20/07(a)(b)	Ba3	NR	2,431,742
USD	1,500	8.375%, 12/7/08(a)	Ba3	B-	1,512,512
		National Power Corporation,
USD	7,000	8.40%, 12/15/16	NR	BB-	7,095,830
		Philippine Government,
PHP	40,000	15.25%, 8/9/06	NR	NR	779,456
PHP	372,800	18.00%, 11/26/08	B1	NR	8,384,560
PHP	95,000	13.00%, 4/25/12	B1	NR	2,010,135
PHP	133,000	11.875%, 5/29/23	B1	NR	2,614,385
		Philippine Long Distance Telephone Company,
USD	1,300	10.50%, 4/15/09	Ba2	BB+	1,417,000
USD	5,100	11.375%, 5/15/12	Ba2	BB+	6,139,125
USD	2,000	8.35%, 3/6/17	Ba2	BB+	2,135,000

Aberdeen-Asia Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2006

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		Republic of Philippines,
USD	3,000	7.50%, 9/11/07	B1	BB-	$3,030,486
USD	9,100	8.875%, 4/15/08	B1	BB-	9,464,000
USD	12,000	8.375%, 3/12/09	B1	BB-	12,480,000
USD	14,000	9.875%, 3/16/10	B1	BB-	15,400,000
USD	24,000	8.375%, 2/15/11	B1	BB-	25,500,000
USD	4,000	9.00%, 2/15/13	B1	BB-	4,430,000
USD	3,500	8.25%, 1/15/14(b)	B1	BB-	3,745,000
USD	2,000	8.875%, 3/17/15(b)	B1	BB-	2,232,500
USD	14,100	9.375%, 1/18/17	B1	BB-	16,162,125
USD	16,050	9.875%, 1/15/19(b)	B1	BB-	19,059,375
USD	12,879	10.625%, 3/16/25(b)	B1	BB-	16,501,219
		SM Investments Corporation,
USD	4,450	8.00%, 10/16/07	NR	NR	4,522,379
		URC Philippines Ltd.,
USD	5,700	9.00%, 2/6/08(c)	Ba3	BB	5,802,019
USD	1,750	8.25%, 1/20/12	Ba3	BB	1,793,712

					187,175,685

SINGAPORE - 5.7%
		DBS Bank,
USD	11,500	7.657%, 3/15/11(a)(c)	A1	NR	12,241,684
USD	5,000	7.125%, 5/15/11(c)	Aa3	A	5,262,714
		Flextronics International Ltd.,
USD	9,600	6.50%, 5/15/08(d)	Ba2	BB-	9,312,000
		Oversea-Chinese Banking Corporation,
SGD	3,200	5.00%, 9/6/11	A1	NR	2,104,916
USD	7,600	7.75%, 9/6/11(c)	A1	NR	8,246,251
		Singapore Government,
SGD	10,000	4.00%, 3/1/07	Aaa	AAA	6,389,476
SGD	25,700	1.50%, 4/1/08	Aaa	AAA	15,923,631
SGD	13,000	4.625%, 7/1/10	Aaa	AAA	8,665,270
SGD	9,500	3.625%, 7/1/14	Aaa	AAA	6,092,318
SGD	16,900	4.00%, 9/1/18	Aaa	AAA	11,178,282
		Singapore Telecommunications,
USD	2,600	6.375%, 12/1/11(c)	Aa2	A+	2,729,233
		SingTel Optus Finance Pty. Limited,
USD	5,800	8.00%, 6/22/10(c)	Aa3	A+	6,231,758
		Stats Chippac Ltd.,
USD	2,350	7.50%, 7/19/10	Ba2	BB	2,285,375

					96,662,908

SOUTH KOREA - 13.4%
		Equus Cayman Finance Ltd.,
USD	7,800	5.50%, 9/12/08(c)	Baa3	BBB-	7,730,206
		Hana Funding, Ltd.,
USD	7,050	8.748%, 12/17/12(a)	NR	BBB	7,832,733
		Hyundai Motors Manufacturing,
USD	2,400	5.30%, 12/19/08(c)	Baa3	BBB-	2,364,826
		Industrial Bank of Korea,
USD	3,900	4.375%, 12/4/07	A3	A-	3,833,243
USD	2,300	3.50%, 6/11/08	A3	A-	2,210,910
		Kookmin Bank,
USD	4,700	4.625%, 12/10/07	A3	A-	4,638,545
		Citibank Korea Inc,
USD	1,550	4.68%, 6/18/08(a)	NR	NR	1,517,047
		Korea Development Bank,
USD	3,000	5.25%, 11/16/06	A3	A	2,995,002
USD	5,500	5.75%, 9/10/13	A3	A	5,462,056
		Korea Electric Power Corporation,
USD	3,300	7.75%, 4/1/13	A1	A	3,643,523
USD	10,000	7.00%, 2/1/27	A1	A	10,847,840
		SC First Bank Korea,
USD	3,950	7.267%, 3/3/14(a)(c)	NR	BBB+	4,143,503
		Korea Highway Corporation,
USD	3,700	4.90%, 7/1/13(c)	A3	A	3,496,633
USD	850	5.125%, 5/20/15(c)	A3	A	802,188
		Korea Hydro & Nuclear Power,
USD	2,750	4.25%, 1/29/08(b)	A1	A	2,688,835
		Korea South-East Power Co. Ltd.,
USD	3,900	4.75%, 6/26/13	A1	NR	3,647,342
USD	4,000	6.00%, 5/25/16(c)	A1	A-	3,966,552
		National Agricultural Cooperative Federation,
USD	1,500	3.45%, 6/20/08	A3	A-	1,441,653
		POSCO,
USD	4,000	7.125%, 11/1/06	A2	A-	4,010,940
		Republic of Korea,
USD	7,800	8.875%, 4/15/08	A3	A	8,250,879
		Shinhan Bank,
USD	1,600	6.25%, 9/8/08(a)	Baa1	BBB	1,619,205
USD	4,800	5.663%, 3/2/15(a)	Baa2	BBB	4,394,006

Aberdeen-Asia Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2006

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		South Korea National Debt,
KRW	30,000,000	5.64%, 10/17/06	A3	NR	$31,447,295
KRW	6,300,000	7.17%, 4/10/07	A3	NR	6,696,576
KRW	9,800,000	6.15%, 7/10/07	A3	NR	10,373,675
KRW	8,500,000	4.75%, 3/12/08	A3	NR	8,874,446
KRW	10,000,000	3.50%, 12/10/09	A3	NR	10,030,784
KRW	10,000,000	4.00%, 6/10/10	A3	NR	10,134,268
KRW	8,500,000	5.25%, 12/10/10	NR	NR	9,008,728
KRW	8,400,000	5.00%, 3/10/11	A3	NR	8,802,703
KRW	26,674,000	6.91%, 7/18/11	A3	NR	30,257,113
KRW	10,000,000	4.25%, 9/10/14	A3	NR	10,026,891

					227,190,146

SPAIN - 0.2%
		Instituto de Credito Oficial,
AUD	5,000	5.50%, 10/11/12	Aaa	AAA	3,674,885

SWEDEN - 0.4%
		Kingdom of Sweden,
AUD	8,287	7.875%, 4/23/07	Aaa	AAA	6,421,125

SWITZERLAND - 4.0%
		Eurofima,
AUD	8,170	9.875%, 1/17/07	Aaa	AAA	6,359,355
AUD	30,000	6.50%, 8/22/11	Aaa	AAA	23,156,463
AUD	30,000	6.00%, 1/28/14	Aaa	AAA	22,615,646
AUD	20,000	6.25%, 12/28/18	Aaa	AAA	15,422,286

					67,553,750

TAIWAN - 0.6%
		Cathay United Bank Co. Ltd.,
USD	3,900	5.50%, 10/5/15(a)(c)	Baa1	A-	3,600,901
		Chinatrust Comm Bank HK,
USD	1,550	5.625%, 3/17/15(a)(c)	Baa1	BBB	1,428,282
		Wan Hai S Pte Ltd.,
USD	4,750	5.50%, 6/29/15(b)	Baa2	BBB	4,398,863

					9,428,046

THAILAND - 5.3%
		Bangkok Bank Public Company,
USD	8,500	8.750%, 3/15/07(c)	Baa2	BBB	8,625,732
USD	14,000	9.025%, 3/15/29(c)	Baa2	BBB	16,506,707
		Nestle (Thai) Ltd.,
THB	105,000	2.16%, 6/19/08	NR	AAA	2,599,163
		PTT Public Company Limited,
USD	3,100	5.75%, 8/1/14(c)	A2	BBB+	3,079,174
		Kasikornbank Public Company Limited,
USD	4,700	8.25%, 8/21/16(c)	Baa2	BBB-	5,250,234
		TMB Bank Public Company Limited,
USD	3,100	7.75%, 5/3/16(a)	Ba2	BB	3,023,892
		Thai Oil Co. Ltd.,
USD	2,400	5.10%, 6/9/15	Baa1	BBB	2,191,994
		Thailand Government,
THB	44,000	8.00%, 12/8/06	Baa1	NR	1,173,594
THB	359,000	5.60%, 7/7/07	Baa1	NR	9,505,474
THB	130,000	8.50%, 12/8/08	Baa1	A	3,671,875
THB	77,000	5.375%, 11/30/11	Baa1	NR	2,028,976
THB	247,000	4.125%, 11/1/12	Baa1	NR	6,024,809
THB	160,000	5.00%, 12/3/14	Baa1	NR	4,101,856
THB	207,000	5.50%, 1/18/17	Baa1	NR	5,406,628
THB	50,000	3.875%, 3/7/18	Baa1	NR	1,119,968
THB	200,000	5.50%, 8/13/19	Baa1	NR	5,169,175
THB	91,000	5.125%, 11/8/22	Baa1	NR	2,215,958
		Total Access Communication Public Company Limited,
USD	900	8.375%, 11/4/06(c)	Ba1	NR	900,906
USD	6,400	8.375%, 11/4/06(c)	Ba1	BB+	6,406,445
THB	24,000	5.80%, 10/30/09	NR	NR	624,303

					89,626,863

UNITED STATES - 3.8%
		Bank of America Corp.,
AUD	7,000	6.50%, 9/15/09	Aa2	AA-	5,358,202
		Countrywide Financial Corporation,
AUD	9,500	6.25%, 12/16/10	A3	A	7,108,573
		Federal National Mortgage Assoc.,
AUD	26,065	6.375%, 8/15/07	Aaa	NR	19,969,744
		General Electric Capital Corp.,
NZD	2,000	6.50%, 9/28/15	Aaa	AAA	1,200,618
		Goldman Sachs Group Inc.,
AUD	12,500	6.35%, 4/12/16	Aa3	A+	9,260,740
		Merrill Lynch & Co., Inc.,
AUD	10,000	6.085%, 10/6/10	Aa3	A+	7,508,763
USD	2,700	12.50%, 9/17/12(a)(f)	NR	NR	2,916,000
AUD	6,000	6.75%, 3/12/14	Aa3	A+	4,590,938
		Morgan Stanley,
NZD	2,000	6.86%, 9/6/12	Aa3	NR	1,213,481
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	A2	A	911,970
		Wells Fargo & Co.,
AUD	5,000	5.75%, 7/12/10	Aa1	AA	3,722,806

					63,761,835

VIETNAM - 0.1%
		Socialist Republic of Vietnam,
USD	1,600	3.75%, 3/12/06(d)	NR	BB-	1,248,906

Total long-term investments (cost $1,853,756,591)					2,046,857,421

Aberdeen-Asia Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2006

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
SHORT-TERM INVESTMENTS - 17.8%
NEW ZEALAND - 0.1%
		New Zealand Call Deposit,
NZD	2,458	2.0%, perpetual	NR	NR	$1,515,361

UNITED STATES - 17.7%
USD	125,151	Repurchase Agreement, State Street Bank and Trust Company, 4.71% dated 7/31/06, due 8/1/06 in the amount of $125,151,000 (collateralized by $60,180,000 U.S. Treasury Bond, 6.25% due 8/15/23; value $69,032,358 and $51,110,000 U.S. Treasury Bond, 6.25% due 8/15/23; value $58,628,179)			125,151,000
Shares
USD	174,104,120	State Street Navigator Prime Portfolio(g) (cost $174,104,120)			174,104,120

					299,255,120

Total short-term investments (cost $300,887,080)					300,770,481

Total Investments - 138.9% (cost $2,154,643,671)					2,347,627,902
Other assets in excess of liabilities - (3.4%)					(57,725,850)
Liquidation value of preferred stock - (35.5%)					(600,000,000)

Net Assets Applicable to Common Shareholders - 100.0%					$1,689,902,052

NR - Not rated by Moody’s and/or Standard & Poor’s.

AUD - Australian dollar

KRW - South Korean won

MYR - Malaysian ringgit

NZD - New Zealand dollar

PHP - Philippine peso

SGD - Singapore dollar

THB - Thailand baht

USD - United States dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2006.
(b)	Security, or portion thereof, on loan, with an aggregate market value of $167,335,090. Cash collateral of $174,104,120 was received with which the Fund purchased securities.
(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate market value of these securities amounted to $251,279,545 or 14.9% of net assets applicable to common shareholders.
(d)	The date presented for these instruments represents the next call date.
(e)	Illiquid security.
(f)	Security is linked to the Philippine Peso.
(g)	Represents security purchased with cash collateral received for securities on loan.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate		Unrealized Appreciation
UBS AG	October 31, 2006	$96,000	2.6900%	1 month LIBOR		$834,432
UBS AG	October 31, 2007	144,000	3.1600%	1 month LIBOR		4,083,408
UBS AG	October 31, 2008	144,000	3.5400%	1 month LIBOR		5,553,360
UBS AG	October 31, 2010	96,000	4.0550%	1 month LIBOR		4,647,264

						$15,118,464

Futures Contracts				Expiration	Contracts	Unrealized Depreciation
Purchase contracts:
Australian Treasury Bond 6% - 3 year				September 2006	145	$(76,476)
Australian Treasury Bond 6% - 10 year				September 2006	110	(28,380)

Sale contracts:
United States Treasury Note 6% - 5 year				September 2006	175	(36,916)
United States Treasury Bond 6% - 10 year				September 2006	50	(29,298)
United States Treasury Bond 6% - 30 year				September 2006	25	(35,541)

						$(206,611)

Aberdeen-Asia Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2006

Foreign Forward Currency Exchange Contracts Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of July 31, 2006	Sale Value as of July 31, 2006	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
settlement date 8/15/06	USD34,000,000	AUD44,072,849	$34,000,000	$33,763,634	$236,366
settlement date 8/28/06	USD61,000,000	AUD81,992,553	61,000,000	62,798,201	(1,798,201)
settlement date 9/15/06	USD20,000,000	AUD26,037,259	20,000,000	19,935,528	64,472
settlement date 10/27/06	USD59,000,000	AUD80,611,555	59,000,000	61,671,624	(2,671,624)
settlement date 11/27/06	USD60,000,000	AUD79,671,752	60,000,000	60,911,132	(911,132)

United States Dollar/New Zealand Dollar
settlement date 8/15/06	USD24,258,000	NZD39,000,000	24,258,000	24,022,787	235,213

Indonesian Rupiah/United States Dollar
settlement date 11/24/06	INR332,188,500	USD35,700,000	36,028,711	35,700,000	328,711

Malaysian Ringgit/United States Dollar
settlement date 8/15/06	MYR40,109,350	USD11,300,000	10,976,158	11,300,000	(323,842)
settlement date 10/19/06	MYR62,377,520	USD17,200,000	17,129,466	17,200,000	(70,534)
settlement date 11/24/06	MYR83,899,400	USD23,000,000	23,085,295	23,000,000	85,295

Singapore Dollar/United States Dollar
settlement date 8/15/06	SGD17,785,140	USD11,400,000	11,290,539	11,400,000	(109,461)
settlement date 8/28/06	SGD67,557,805	USD42,700,000	42,915,461	42,700,000	215,461
settlement date 10/27/06	SGD19,040,400	USD12,000,000	12,131,095	12,000,000	131,095

South Korean Won/United States Dollar
settlement date 8/28/06	KRW17,149,296,000	USD18,300,000	17,960,011	18,300,000	(339,989)
settlement date 9/15/06	KRW18,820,000,000	USD20,000,000	19,719,195	20,000,000	(280,805)
settlement date 10/19/06	KRW24,174,150,000	USD25,300,000	25,353,511	25,300,000	53,511
settlement date 10/27/06	KRW17,177,400,000	USD18,000,000	18,019,701	18,000,000	19,701
settlement date 11/24/06	KRW21,785,600,000	USD23,000,000	22,873,248	23,000,000	(126,752)

Thai Baht/United States Dollar
settlement date 8/15/06	THB425,343,300	USD11,300,000	11,242,059	11,300,000	(57,941)
settlement date 9/25/06	THB863,848,500	USD22,700,000	22,832,397	22,700,000	132,397
settlement date 9/25/06	THB863,735,000	USD22,700,000	22,829,397	22,700,000	129,397

		Net USD Total	$572,644,244	$577,702,906	$(5,058,662)

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of July 31, 2006 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$ 2,372,518,678	$40,839,829	$65,730,605	$(24,890,776)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, straddle losses deferred differing tax treatment for foreign currencies and recognition of discount and premium amortization.

Aberdeen-Asia Pacific Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date:	September 28, 2006

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date:	September 28, 2006